DEBT (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Sep. 15, 2025	Sep. 02, 2025	Jul. 22, 2025	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 13, 2025	Jul. 30, 2024	Mar. 26, 2021
Debt Instrument [Line Items]
Repayments of notes payable related party				$ (0)	$ 50,000
Note balance				100,000			$ 0
Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Debt face amount								$ 100,000
Interest rate								8.00%
Notes payable				100,000			100,000
Accrued interest				2,389			373
Significant Shareholder Note Payable [Member]
Debt Instrument [Line Items]
Debt face amount			$ 100,000
Interest rate			9.00%
Accrued interest				1,726
Maturity date			Apr. 18, 2026
Repayments of notes payable related party				0
Note balance				100,000
Promissory Note [Member]
Debt Instrument [Line Items]
Debt face amount										$ 125,000
Interest rate										2.50%
Promissory note repaid						$ 74,500
Repayment of notes payable						67,026
Accrued interest						$ 7,474
Notes payable				57,974			57,974
Accrued interest				2,971			1,815
Shareholder Note Payable [Member]
Debt Instrument [Line Items]
Debt face amount									$ 99,996
Interest rate									2.50%
Notes payable				0			99,996
Accrued interest				$ 0			$ 2,294
Shares issued conversion				16,667
Other notes payable				$ 99,996
Accrued interest				4,311
CEO Promissory Note [Member] | Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Debt face amount		$ 75,000
Interest rate		2.50%
Accrued interest				460
Maturity date		Nov. 02, 2027
Repayments of notes payable related party				0
Note balance				75,000
CEO Promissory Note [Member] | Promissory Note Agreement 1 [Member]
Debt Instrument [Line Items]
Debt face amount	$ 35,000
Interest rate	2.50%
Accrued interest				115
Maturity date	Nov. 15, 2027
Repayments of notes payable related party				0
Note balance				$ 35,000